Prepaid expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Prepaid expenses
Solo deposit	$ 11,595,202	$ 4,734,914
Battery cell deposit	5,446,606	6,121,372
Battery deposit	100,207	100,207
Parts deposit	397,872	227,366
Prepaid insurance	1,503,969	2,027,001
Prepaid rent and security deposit	480,188	444,976
Other prepaid expenses	734,858	772,281
Total	$ 20,258,902	$ 14,428,117